Provisions for tax and labor risks (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Balance at beginning of period	$ 1,076	$ 1,987
Provisions	534	49
Reversal	(529)	(66)
Expired contingent obligations assumed from prior business combination	(541)	(460)
Translation to presentation currency	140	(434)
Balance at end of period	$ 680	$ 1,076